Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of revenue

	2025	2024
	USD	USD

Cellular therapy	586,440	407,443
Medical testing, laboratory and aesthetics beauty services	2,617,110	1,755,910
Consultation fee	157,467	232,173
Sale of medicine and healthcare product	10,020	8,026

	3,371,037	2,403,552

Timing of revenue recognition:
At a point in time	3,371,037	2,403,552